Employee benefits - Weighted average duration of benefit obligations (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
U.K.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	17 years	18 years
France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years	15 years
Germany
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	11 years	13 years
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	8 years	9 years